Discontinued Operations Discontinued Operations Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 USD ($) Property	Dec. 31, 2012 limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Sale of Properties			$ 4,599,109
Assets held for sale (Note 10)			0	$ 13,204,015
Interest Income, Operating			2,624,262	856,217	$ 1,772,338
Other income			373,379	$ 188,000	$ 250,000
Consolidated Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Sale of Properties			0
Assets held for sale including discontinued operations | Property				2	2
Ohio Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Limited Partners' Contributed Capital		$ 6,500,000
Gain (Loss) on Sale of Properties		$ 1,800,000
Assets held for sale (Note 10)				$ 0
Investment Income, Interest					$ 3,500,000
Interest Income, Operating					1,100,000
Other income					250,000
Greens of Pine Glen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Sale of Properties	$ 1,400,000
Assets held for sale (Note 10)			$ 0	$ 0
Investment Income, Interest					$ 523,000
Greens of Pine Glen [Member] | Boston Capital Limited Partners [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Limited Partners | limited						2